STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2017	Jan. 31, 2016
Income Statements
REVENUES	$ 0	$ 0	$ 0	$ 0
OPERATING EXPENSES
Professional fees	12,800	27,395	27,900	803,268
Directors fees	450,343	450,000	900,343	1,050,750
Audit Committee fees	90,000	0	90,000	0
Depreciation	132	80	262	160
General & administrative	188,222	129,022	334,982	313,159
Officer payroll	1,675,301	1,168,750	2,756,597	2,279,167
TOTAL OPERATING EXPENSES	2,416,798	1,775,247	4,110,085	4,446,504
LOSS FROM OPERATIONS	(2,416,798)	(1,775,247)	(4,110,085)	(4,446,504)
OTHER INCOME (EXPENSE)
Interest expense	(5,190)	(663)	(9,958)	(809)
Termination Fee	0	0	0	(5)
TOTAL OTHER INCOME (EXPENSE)	(5,190)	(663)	(9,958)	(814)
NET LOSS	(2,421,988)	(1,775,910)	(4,120,043)	(4,447,318)
Basic and Diluted
Net loss per Common share (Basic and Diluted)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted Average
Number of Common Shares - (Basic and Diluted)	1,042,638,587	1,050,029,359	1,042,636,324	1,077,690,683